Net Operating Loss Carryforwards available to Offset Future Taxable Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 46,396
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	$ 15,444
Expiring year	Indefinite
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 30,952
Taiwan | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2020
Taiwan | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2027